Short-term bank loans (Tables)	12 Months Ended
Dec. 31, 2020
Short-term bank loans
Schedule of Short-term bank loans

The Company’s short-term bank loans consist of the following:

	December 31,	December 31,
	2020	2019

Loan payable to Bank of China Lishui Branch	$2,958,690	$4,132,808
Loan payable to Shanghai Pudong Development (“SPD”) Bank Lishui Branch	2,606,100	2,728,400
Total	$5,564,790	$6,861,208